CAPITAL RATIOS	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
CAPITAL RATIOS

NOTE 14 - CAPITAL RATIOS

Banks and holding companies are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank and the Company must meet specific capital guidelines that involve quantitative measures of the Bank’s and the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s and the Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

In July 2013, the U.S. federal banking authorities approved the implementation of the Basel III regulatory capital reforms and issued rules effecting certain changes required by the Dodd-Frank Act (the “Basel III Rules”). The Basel III Rules are applicable to all U.S. banks that are subject to minimum capital requirements, as well as to bank and savings and loan holding companies other than “small bank holding companies” (generally non-public bank holding companies with consolidated assets of less than $1 billion). The Bank, along with other community banking organizations, and the Company became subject to the Basel III Rules effective January 1, 2015.

The Basel III Rules not only increased most of the required minimum regulatory capital ratios, but they introduced a new common equity Tier 1 capital ratio and the concept of a capital conservation buffer. The Basel III Rules also expanded the definition of capital as in effect currently by establishing criteria that instruments must meet to be considered additional Tier 1 capital (Tier 1 capital in addition to common equity) and Tier 2 capital. A number of instruments that qualified previously as Tier 1 capital no longer qualify, or their qualifications may change as the Basel III rules are fully implemented. The Basel III Rules also permit banking organizations with less than $15.0 billion in assets to retain, through a one-time election, the previous treatment for accumulated other comprehensive income. The Bank elected this one-time opt-out to exclude accumulated other comprehensive income from regulatory capital with the filing of its regulatory reports during the first quarter of 2015.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. The Basel III Rules have maintained the general structure of the current prompt corrective action framework, while incorporating the increased requirements. The prompt corrective action guidelines were also revised to add the common equity Tier 1 capital ratio.  In order to be a “well-capitalized” depository institution under the new regime, a bank and holding company must maintain a common equity Tier 1 capital ratio of 6.5% or more; a Tier 1 capital ratio of 8% or more; a total capital ratio of 10% or more; and a leverage ratio of 5% or more.

Management will continue to assess the effect of the Basel III Rules during the phase-in period and the impact they may have on the Bank’s and the Company’s capital positions and will monitor developments in this area. As of December 31, 2015, management concluded that the Company’s and the Bank’s current capital structure and the execution of the capital plan was sufficient to meet and exceed the revised regulatory capital ratios as required by the new Basel III Rules. As of December 31, 2015, the Bank was considered well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s category. Management believes, as of December 31, 2015 and 2014, that the Bank and the Company meet all capital adequacy requirements to which they were subject.

The Company’s principal source of funds for dividend payments is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval from the Office of the Comptroller of the Currency. Under these regulations, the amount of dividends that may be paid without prior consent in any calendar year is generally limited to the current year’s profits combined with retained net profits of the preceding two years, subject to the capital requirements described above.

The Bank’s actual capital amounts and ratios under Basel III as of December 31, 2015 are presented in the following table. The Bank’s actual capital amounts and ratios as of December 31, 2014 are presented for comparison.

	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2015
Common Equity Tier 1 Capital to Risk Weighted Assets	$71,273,000	14.89%	$21,546,000	4.50%	$31,122,000	6.50%

Tier I Capital to Adjusted Total Assets	71,273,000	11.47%	24,855,000	4.00%	31,069,000	5.00%

Tier I Capital to Risk Weighted Assets	71,273,000	14.89%	28,728,000	6.00%	38,303,000	8.00%

Total Capital to Risk Weighted Assets	76,195,000	15.91%	38,303,000	8.00%	47,879,000	10.00%

	2014
Tier I Capital to Adjusted Total Assets	$67,995,000	11.22%	$24,235,000	4.00%	$30,294,000	5.00%

Tier I Capital to Risk Weighted Assets	67,995,000	16.36%	16,623,000	4.00%	24,935,000	6.00%

Total Capital to Risk Weighted Assets	71,949,000	17.31%	33,247,000	8.00%	41,558,000	10.00%

The Company’s actual consolidated capital amounts and ratios under Basel III as of December 31, 2015 are presented in the following table. The Company’s actual consolidated capital amounts and ratios as of December 31, 2014 are presented for comparison.

					To be Well Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2015
Common Equity Tier 1 Capital to Risk Weighted Assets	$68,467,000	14.29%	$21,555,000	4.50%	N/A	N/A

Tier I Capital to Adjusted Total Assets	68,467,000	10.28%	26,651,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	68,467,000	14.29%	28,740,000	6.00%	N/A	N/A

Total Capital to Risk Weighted Assets	77,389,000	16.16%	38,321,000	8.00%	N/A	N/A

	2014
Tier I Capital to Adjusted Total Assets	$65,256,000	10.54%	$24,764,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	65,256,000	15.70%	16,630,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	73,210,000	17.61%	33,260,000	8.00%	N/A	N/A